Segment Disclosures Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from external customers:
Revenues from external customers	$ 8,031	$ 7,499	$ 7,360
Long-lived assets:
Long-lived assets	37,002	38,091	39,596
United States [Member]
Revenues from external customers:
Revenues from external customers	8,030	7,425	7,247
Long-lived assets:
Long-lived assets	37,002	38,091	38,016
Canada [Member]
Revenues from external customers:
Revenues from external customers	1	74	113
Long-lived assets:
Long-lived assets	$ 0	$ 0	$ 1,580